Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
– Net interest income	€ 16,162	€ 14,593	€ 14,000
– Net fee and commission income	3,595	3,586	3,517
Total income	18,121	30,418	20,093
Addition to loan loss provisions	520	1,861	516
Total expenses	12,084	13,060	11,708
Result before taxation	6,037	17,358	8,385
Taxation	1,662	5,130	2,306
Non-controlling interests	235	102	128
Net result	4,140	12,126	5,951
Results IFRS-EU
Disclosure of operating segments [line items]
Total expenses	12,084	13,060	11,708
Taxation	2,970	1,725	1,877
Non-controlling interests	235	102	128
Net result	7,287	3,674	4,776
Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Taxation	1,308	(3,405)	(429)
Net result	3,147	(8,451)	(1,174)
ING Group
Disclosure of operating segments [line items]
Net result	4,140	12,126	5,951
ING Group | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	15,976	13,756	13,615
– Net fee and commission income	3,595	3,586	3,517
– Total investment and other income	3,005	1,219	1,359
Total income	22,575	18,561	18,490
Expenditure	11,564	11,199	11,192
Addition to loan loss provisions	520	1,861	516
Total expenses	12,084	13,060	11,708
Result before taxation	10,492	5,502	6,782
Taxation	2,970	1,725	1,877
Non-controlling interests	235	102	128
Net result	7,287	3,674	4,776
ING Group | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(3,147)	8,451	1,174
ING Group | ING Bank
Disclosure of operating segments [line items]
Net result	4,010	12,119	5,944
ING Group | ING Bank | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	15,809	13,745	13,615
– Net fee and commission income	3,586	3,586	3,517
– Total investment and other income	3,006	1,215	1,354
Total income	22,401	18,546	18,485
Expenditure	11,563	11,193	11,195
Addition to loan loss provisions	520	1,861	516
Total expenses	12,083	13,053	11,711
Result before taxation	10,318	5,493	6,774
Taxation	2,926	1,723	1,876
Non-controlling interests	235	102	128
Net result	7,157	3,667	4,770
ING Group | ING Bank | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(3,147)	8,451	1,174
ING Group | Other
Disclosure of operating segments [line items]
Net result	129	7	7
ING Group | Other | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	166	11
– Net fee and commission income	9
– Total investment and other income	(1)	4	5
Total income	174	16	5
Expenditure	1	6	(3)
Total expenses	1	6	(3)
Result before taxation	173	9	8
Taxation	44	2	1
Net result	€ 129	€ 7	€ 7